Financial Risk Management - Liquidity Risk - Corporate and Other (Details)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD
Line of Credit Facility [Line Items]
Maximum borrowing capacity		CAD 5,976,000,000	CAD 3,565,000,000
Corporate and Other
Line of Credit Facility [Line Items]
Maximum borrowing capacity		2,153,000,000
Corporate and Other | Revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity		1,300,000,000.0
Corporate and Other | Bridge loan
Line of Credit Facility [Line Items]
Maximum borrowing capacity		500,000,000
Corporate and Other | UNS Energy Corporation | Revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity | $	$ 150,000,000
Corporate and Other | UNS Energy Corporation | Unsecured Committed Revolving Credit Facility Maturing October 2021 | Revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity | $	130,000,000
Corporate and Other | UNS Energy Corporation | Unsecured Committed Revolving Credit Facility Maturing October 2020 | Revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity | $	20,000,000
Corporate and Other | CH Energy Group | Revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity | $	$ 50,000,000
Corporate and Other | FHI | Revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity		CAD 50,000,000